Emerging Markets Bond Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Emerging Markets USD Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.58%	0.63%	3.20%
ICE BofA BBB & Lower Sovereign USD External Debt Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	0.16%	2.91%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.44%)	(2.88%)	(0.02%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.50%)	(4.40%)	(2.08%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.22%)	(2.76%)	(0.84%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(3.55%)	(3.09%)	0.28%